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              WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101955

    SUPPLEMENT DATED MARCH 1, 2006 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED MARCH 1, 2006 TO YOUR PROSPECTUS

On April 4, 2006, shareholders will vote on the proposed merger of AIM V.I. Aggressive Growth Fund into AIM V.I. Capital Appreciation Fund, the AIM V.I. Blue Chip Fund into the AIM V.I. Large Cap Growth Fund and AIM V.I. Premier Equity Fund into AIM V.I. Core Equity Fund. If the proposed mergers are approved, all assets of AIM V.I. Aggressive Growth Fund will be transferred into AIM V.I. Capital Appreciation Fund, and shareholders of AIM V.I. Aggressive Growth Fund will receive shares of AIM V.I. Capital Appreciation Fund, all assets of the AIM V.I. Blue Chip Fund will be transferred into the AIM V.I. Large Cap Growth Fund and shareholders of the AIM V.I. Blue Chip Fund will receive shares of the AIM V.I. Large Cap Growth Fund, and all assets of AIM V.I. Premier Equity Fund will be transferred into AIM V.I. Core Equity Fund, and shareholders of AIM V.I. Premier Equity Fund will receive shares of AIM V.I. Core Equity Fund. If approved by the shareholders, the AIM V.I. Capital Appreciation Fund and AIM V.I. Premier Equity Fund mergers are scheduled to take place on or about May 1, 2006. If approved by the shareholders, the AIM V.I. Blue Chip Fund merger is scheduled to take place on or about June 12, 2006.

As a result, if any of your Contract Value is currently invested in AIM V.I. Aggressive Growth Fund Sub-Account, that Contract Value will be merged into AIM V.I. Capital Appreciation Fund Sub-Account, if any of your Contract Value is currently invested in the AIM V.I. Blue Chip Fund Sub-Account that Contract Value will be merged into the AIM V.I. Large Cap Growth Fund Sub-Account and if any of your Contract Value is currently invested in AIM V.I. Premier Equity Fund Sub-Account, that Contract Value will be merged into AIM V.I. Core Equity Fund Sub-Account. If any portion of your future premium payments are allocated to AIM V.I. Aggressive Growth Fund Sub-Account or AIM V.I. Premier Equity Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract before the close of trading on the New York Stock Exchange on April 27, 2006. If any portion of your future Premium Payments is allocated to AIM V.I. Blue Chip Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract before the close of trading on the New York Stock Exchange on June 8, 2006.

Effective as of the close of trading of the New York Stock Exchange on April 28, 2006, any Dollar Cost Averaging, InvestEase,(R) Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to AIM V.I. Aggressive Growth Fund Sub-Account will be updated to reflect the AIM V.I. Capital Appreciation Fund Sub-Account.

Effective as of the close of trading of the New York Stock Exchange on April 28, 2006, any Dollar Cost Averaging, InvestEase,(R) Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to AIM V.I. Premier Equity Fund Sub-Account will be updated to reflect the AIM V.I. Core Equity Fund Sub-Account.

Effective as of the close of trading of the New York Stock Exchange on June 9, 2006, any Dollar Cost Averaging, InvestEase,(R) Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to AIM V.I. Blue Chip Fund Sub-Account will be updated to reflect the AIM V.I. Large Cap Growth Fund Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and AIM V.I. Premier Equity Fund are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5155